Debt Senior Notes (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 15, 2011
Debt Instrument [Line Items]
Redemption price of senior notes as percentage of principal amount plus a make whole premium and any accrued unpaid interest to the redemption date					100.00%
Redemption price of senior notes - percentage					101.00%
Gains (Losses) on extinguishment of debt	$ (11.5)	$ (4.5)	$ (0.9)			$ 0.0
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Other Borrowings					$ 0.0
6.00% Senior Notes [Member]
Debt Instrument [Line Items]
Face amount of senior notes								$ 1,600.0
Stated interest rate - percentage					6.00%
Repayments of long-term debt				$ 81.2
6.25% Senior Notes [Member]
Debt Instrument [Line Items]
Face amount of senior notes								$ 1,500.0
Stated interest rate - percentage					6.25%
Repayments of long-term debt				160.4
Senior Notes Six and Seven [Member]
Debt Instrument [Line Items]
Gains (Losses) on extinguishment of debt				0.6			$ 2.8
Write-off of debt issuance costs				$ 3.4